PROP acquisition (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
Summary of Business Combination
The total consideration paid and the purchase price allocation over the fair value of assets and liabilities acquired at the date of acquisition were
as follows:

Total consideration	$35.2

Fair value of assets acquired and liabilities assumed
Working capital (1)	$4.4
Property, plant and equipment	32.9
Decommissioning liability	(2.1)
Net assets	$35.2

(1)	Includes cash of $1.6 million.